OTHER LONG-TERM LIABILITIES	12 Months Ended
Dec. 31, 2016
Other Liabilities Disclosure [Abstract]
OTHER LONG-TERM LIABILITIES
13.	OTHER LONG-TERM LIABILITIES

	December 31,
	2016	2015
Deferred rent liabilities	$15,357	$11,749
Staff cost accruals	14,579	47,979
Other liabilities	11,952	13,778
Other deposits received	7,399	7,456

	$49,287	$80,962